Risk Management Activities and Derivative Financial Instruments	12 Months Ended
Mar. 31, 2014
Risk Management Activities and Derivative Financial Instruments

(17) Risk Management Activities and Derivative Financial Instruments

Honda uses derivative financial instruments in the normal course of business to reduce their exposure to fluctuations in foreign exchange rates and interest rates (notes 1(q) and 16). Currency swap agreements are used to manage currency risk exposure on foreign currency denominated debt. Foreign currency forward exchange contracts and purchased option contracts are used to hedge currency risk of sale commitments denominated in foreign currencies (principally U.S. dollars). Foreign currency written option contracts are entered into in combination with purchased option contracts to offset premium amounts to be paid for purchased option contracts. Interest rate swap agreements are mainly used to manage interest rate risk exposure and to convert floating rate financing, such as commercial paper, to (normally three-five years) fixed rate financing in order to match financing costs with income from finance receivables. These instruments involve, to varying degrees, elements of credit, exchange rate and interest rate risks in excess of the amount recognized in the consolidated balance sheets.

The aforementioned instruments contain an element of risk in the event the counterparties are unable to meet the terms of the agreements. However, Honda minimizes the risk exposure by limiting the counterparties to major international banks and financial institutions meeting established credit guidelines. Management of Honda does not expect any counterparty to default on its obligations and, therefore, does not expect to incur any losses due to counterparty default. Honda currently does not require or place collateral for these financial instruments with any counterparties.

Contract amounts outstanding for foreign currency forward exchange contracts, foreign currency option contracts and currency swap agreements and the notional principal amounts of interest rate swap agreements at March 31, 2013 and 2014 are as follows:

Derivatives designated as hedging instruments

	Yen (millions)
	2013	2014
Foreign currency forward exchange contracts	¥23,324	¥—

Total foreign exchange instruments	¥23,324	¥—

Derivatives not designated as hedging instruments
	Yen (millions)
	2013	2014
Foreign currency forward exchange contracts	¥724,435	¥506,734
Foreign currency option contracts	4,145	3,721
Currency swap agreements	337,254	366,031

Total foreign exchange instruments	¥1,065,834	¥876,486

Interest rate swap agreements	¥4,063,289	¥4,809,037

Total interest rate instruments	¥4,063,289	¥4,809,037

Cash flow hedges

The Company applies hedge accounting for certain foreign currency forward exchange contracts related to forecasted foreign currency transactions between the Company and its subsidiaries. Changes in the fair value of derivative financial instruments designated as cash flow hedges are recognized in other comprehensive income (loss). The amounts are reclassified into earnings in the same period when forecasted hedged transactions affect earnings. The amount recognized in accumulated other comprehensive income (loss) at March 31, 2013 was ¥237 million loss. The Company does not hold any derivative financial instruments designated as cash flow hedges and there is no amount recognized in accumulated other comprehensive income (loss) at March 31, 2014.

The period that hedges the changes in cash flows related to the risk of foreign currency rate is at most around two months. There are no derivative financial instruments where hedge accounting has been discontinued due to the forecasted transaction no longer being probable. The Company excludes financial instruments’ time value component from the assessment of hedge effectiveness. There is no portion of hedging instruments that has been assessed ineffective.

Derivative financial instruments not designated as accounting hedges

Changes in the fair value of derivative financial instruments not designated as accounting hedges are recognized in earnings in the period of the change.

The estimated fair values of derivative instruments at March 31, 2013 and 2014 are as follows.

As of March 31, 2013

Derivatives designated as hedging instruments

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥(211)	¥—	¥—	¥(211)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥6,538	¥(78,723)	¥(1,534)	¥(314)	¥(70,337)
Interest rate instruments	32,152	(14,639)	3,907	18,560	(4,954)

Total	¥38,690	¥(93,362)	¥2,373	¥18,246	¥(75,291)

Netting adjustment	(18,071)	18,071

Net amount	¥20,619	¥(75,291)

As of March 31, 2014

Derivatives designated as hedging instruments

Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥—	¥—	¥—	¥—	¥—

Derivatives not designated as hedging instruments

	Yen (millions)
	Gross fair value		Balance sheet location
	Asset derivatives	Liability derivatives	Other current assets	Other assets	Other current liabilities
Foreign exchange instruments	¥11,036	¥(14,852)	¥4,910	¥2,288	¥(11,014)
Interest rate instruments	19,814	(10,887)	593	12,255	(3,921)

Total	¥30,850	¥(25,739)	¥5,503	¥14,543	¥(14,935)

Netting adjustment	(10,804)	10,804

Net amount	¥20,046	¥(14,935)

Derivative asset and liability positions are presented net by counterparty on the consolidated balance sheets when valid master netting agreement exists and the other conditions set out in the FASB Accounting Standards Codification (ASC) 210-20 “Balance Sheet-Offsetting” are met.

The pre-tax effects of derivative instruments on the Company’s results of operations for each of the years in the three-year period ended March 31, 2014 are as follows:

For the year ended March 31, 2012

Derivatives designated as hedging instruments

Cash flow hedges:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments	¥(115)	Other income (expenses) – Other, net	¥(78)	Other income (expenses) – Other, net	¥(455)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥(3,709)
Interest rate instruments	Other income (expenses) – Other, net	(1,421)

Total		¥(5,130)

For the year ended March 31, 2013

Derivatives designated as hedging instruments

Cash flow hedges:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments	¥(1,281)	Other income (expenses) – Other, net	¥(1,197)	Other income (expenses) – Other, net	¥(589)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥(111,004)
Interest rate instruments	Other income (expenses) – Other, net	3,212

Total		¥(107,792)

For the year ended March 31, 2014

Derivatives designated as hedging instruments

Cash flow hedges:

	Yen (millions)
	Gain (Loss) recognized in other comprehensive income (loss) (effective portion)	Gain (Loss) reclassified from accumulated other comprehensive income (loss) into earnings (effective portion)		Gain (Loss) recognized in earnings (financial instruments’ time value component excluded from the assessment of hedge effectiveness)
	Amount	Location	Amount	Location	Amount
Foreign exchange instruments	¥(29)	Other income (expenses) – Other, net	¥(411)	Other income (expenses) – Other, net	¥(714)

Derivatives not designated as hedging instruments

	Yen (millions)
	Gain (Loss) recognized in earnings
	Location	Amount
Foreign exchange instruments	Other income (expenses) – Other, net	¥(23,765)
Interest rate instruments	Other income (expenses) – Other, net	(10,547)

Total		¥(34,312)

The gains and losses are included in other income (expenses) – other, net on a net basis with related items, such as foreign currency translation (note 1(p)).